Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
In the first quarter of 2024, the Company announced its product group reorganization to further accelerate the Company's time-to-market and speed of product development innovation and efficiency. This new organization implies a change in segment reporting which will be applied in 2024.